Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.0%
	AUSTRALIA — 3.0%
92,586	Bapcor Ltd.	$463,925
190,218	Orora Ltd.	468,356
161,445	Steadfast Group Ltd.	531,286
		1,463,567
	AUSTRIA — 1.7%
7,905	DO & Co. A.G. *	814,861
	BELGIUM — 4.2%
4,070	Cie d'Entreprises CFE	551,341
20,487	Fagron	352,176
31,363	Mithra Pharmaceuticals S.A. *	711,476
8,718	Xior Student Housing N.V. - REIT	476,498
		2,091,491
	DENMARK — 1.2%
7,058	Schouw & Co. A/S	596,909
	FRANCE — 10.4%
15,692	Alstom S.A.	508,739
2,778	Alten S.A.	453,117
29,360	Bigben Interactive	602,205
17,899	Chargeurs S.A.	450,843
6,740	Eurazeo S.E.	535,559
7,170	Faurecia S.E.	311,175
8,625	Seche Environnement S.A.	617,622
4,065	Sopra Steria Group SACA	714,692
22,281	Tikehau Capital SCA	592,007
2,344	Vetoquinol S.A.	344,217
		5,130,176
	GERMANY — 7.3%
9,257	CANCOM S.E.	561,883
22,414	flatexDEGIRO A.G. *	433,735
7,864	GFT Technologies S.E.	389,769
25,591	PATRIZIA A.G.	556,341
6,205	Stroeer S.E. & Co. KGaA	464,614
25,930	Synlab A.G. *	596,323
22,941	TAG Immobilien A.G.	605,845
		3,608,510
	IRELAND — 1.4%
13,466	Smurfit Kappa Group PLC	709,746
	ITALY — 1.2%
42,756	Esprinet S.p.A.	586,177

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 21.5%
87,570	Anicom Holdings, Inc.	$556,054
26,290	Anritsu Corp.	363,036
54,170	ASKUL Corp.	661,129
15,930	Beenos, Inc.	252,722
45,670	FINDEX, Inc.	375,348
12,399	Fuji Electric Co., Ltd.	662,681
25,890	Fujitec Co., Ltd.	615,781
24,889	FULLCAST Holdings Co., Ltd.	468,305
29,220	G-7 Holdings, Inc.	352,935
16,493	JSB Co., Ltd.	404,375
18,400	Kaga Electronics Co., Ltd.	476,720
7,830	Koito Manufacturing Co., Ltd.	393,148
21,459	Noritsu Koki Co., Ltd.	385,513
60,031	Poletowin Pitcrew Holdings, Inc.	492,395
19,170	Roland DG Corp.	454,098
45,273	Sanwa Holdings Corp.	490,264
30,896	Ship Healthcare Holdings, Inc.	693,456
17,150	Stella Chemifa Corp.	374,538
24,437	Takeuchi Manufacturing Co., Ltd.	610,793
11,055	Tokyo Seimitsu Co., Ltd.	468,913
19,322	Yokowo Co., Ltd.	443,859
13,227	Zenkoku Hosho Co., Ltd.	592,016
		10,588,079
	JERSEY — 0.7%
32,691	JTC PLC [1]	345,858
	LUXEMBOURG — 2.3%
9,723	Befesa S.A. [1]	686,428
16,180	Majorel Group Luxembourg S.A. *	454,443
		1,140,871
	NETHERLANDS — 1.3%
11,954	Signify N.V. [1]	633,202
	NORWAY — 5.6%
7,550	Aker A.S.A. - Class A	645,857
55,388	Atea A.S.A. *	938,034
74,150	Leroy Seafood Group A.S.A.	618,082
151,689	Self Storage Group A.S.A. *	579,877
		2,781,850
	SINGAPORE — 0.9%
359,971	Frencken Group Ltd.	440,865

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN — 2.8%
64,923	Applus Services S.A.	$570,383
43,208	Ebro Foods S.A.	799,986
		1,370,369
	SWEDEN — 2.4%
48,299	BHG Group A.B. *	462,969
57,371	Granges A.B.	711,521
		1,174,490
	SWITZERLAND — 1.1%
58,292	OC Oerlikon Corp. A.G.	565,955
	UNITED KINGDOM — 26.0%
573,086	Alliance Pharma PLC	835,429
82,032	Ascential PLC *	391,847
106,902	Beazley PLC *	709,699
40,662	Bodycote PLC	437,259
80,287	CareTech Holdings PLC	591,086
11,480	Clarkson PLC	510,917
52,004	Clipper Logistics PLC	472,764
31,800	Close Brothers Group PLC	552,557
9,963	Computacenter PLC	358,734
131,980	Essentra PLC	614,996
10,743	Future PLC	458,173
174,216	Hollywood Bowl Group PLC *	591,692
56,668	HomeServe PLC	584,055
39,723	Inchcape PLC	452,942
234,680	Kin & Carta PLC *	732,192
82,863	Marlowe PLC *	998,457
168,530	National Express Group PLC *	571,497
124,303	Pets at Home Group Plc	713,789
68,407	Redrow PLC	576,262
64,872	Renewi PLC *	584,445
91,116	Restore PLC	569,781
317,335	RPS Group PLC	480,099
		12,788,672
	Total Common Stocks
	(Cost $45,629,812)	46,831,648

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 6.4%
$3,139,606	UMB Bank Demand Deposit, 0.01%[2]	$3,139,606
	Total Short-Term Investments
	(Cost $3,139,606)	3,139,606
	TOTAL INVESTMENTS — 101.4%
	(Cost $48,769,418)	49,971,254
	Liabilities in Excess of Other Assets — (1.4)%	(690,900)
	TOTAL NET ASSETS — 100.0%	$49,280,354

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,665,488, which represents 3.38% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.